STOCK-BASED COMPENSATION PLANS (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION PLANS
10. STOCK-BASED COMPENSATION
As of September 30, 2018, the Company maintains employee stock-based compensation plans for stock options, restricted stock, and incentive stock units as governed by the 2011 Stock Incentive Compensation Plan, as amended and restated (the “2011 Plan”) and the 2000 Stock Incentive Plan, as amended (the “2000 Plan”). The 2011 Plan has a term through May 10, 2027 and provides a maximum of 3,800,000 shares for grants or awards, plus any shares which remain available under the 2000 Plan. The amendment and restatement of the 2011 Plan was approved by stockholders of Wabtec on May 10, 2017. The Company also maintains a 1995 Non-Employee Directors’ Fee and Stock Option Plan as amended and restated (“the Directors Plan”).
Stock-based compensation expense was $6.4 million and $2.6 million for the three months ended September 30, 2018 and 2017, respectively. Included in stock-based compensation expense for the three months ended September 30, 2018 is $0.4 million of expense related to stock options, $2.3 million related to restricted stock, $2.3 million related to restricted stock units, $1.2 million related to incentive stock units and $0.2 million related to units issued for Directors' fees.
Stock-based compensation expense was $20.5 million and $14.5 million for the nine months ended September 30, 2018 and 2017, respectively. Included in stock-based compensation expense for the nine months ended September 30, 2018 is $1.2 million of expense related to stock options, $5.0 million related to restricted stock, $7.0 million related to restricted stock units, $6.4 million related to incentive stock units and $0.9 million related to units issued for Directors’ fees. At September 30, 2018, unamortized compensation expense related to stock options, non-vested restricted shares and incentive stock units expected to vest totaled $35.4 million.
Stock Options Stock options are granted to eligible employees and directors at the fair market value, which is the average of the high and low Wabtec stock price on the date of grant. Under the 2011 Plan and the 2000 Plan, options become exercisable over a four-year vesting period and expire 10 years from the date of grant.
The following table summarizes the Company’s stock option activity and related information for the 2011 Plan, the 2000 Plan and the Directors Plan for the nine months ended September 30, 2018:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic value (in thousands)
Outstanding at December 31, 2017	983,512	$40.62	4.0	$40,137
Granted	82,580	77.54		2,258
Exercised	(574,303)	23.88		46,520
Canceled	(16,471)	64.46		666
Outstanding at September 30, 2018	475,318	56.50	5.9	22,997
Exercisable at September 30, 2018	291,169	49.75	5.0	16,051
The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Nine Months Ended September 30,
	2018	2017
Dividend yield	0.31%	0.23%
Risk-free interest rate	2.78%	2.17%
Stock price volatility	23.9%	23.4%
Expected life (years)	5.0	5.0
The dividend yield is based on the Company’s dividend rate and the current market price of the underlying common stock at the date of grant. Expected life in years is determined from historical stock option exercise data. Expected volatility is based on the historical volatility of the Company’s stock. The risk-free interest rate is based on the U.S. Treasury bond rates for the expected life of the option.
Restricted Stock, Restricted Units and Incentive Stock Beginning in 2006, the Company adopted a restricted stock program. As provided for under the 2011 Plan and 2000 Plan, eligible employees are granted restricted stock that generally vests over four years from the date of grant. Under the Directors Plan, restricted stock units vest one year from the date of grant.
In addition, the Company has issued incentive stock units to eligible employees that vest upon attainment of certain cumulative three-year performance goals. Based on the Company’s performance for each three-year period then ended, the incentive stock units can vest, with underlying shares of common stock being awarded in an amount ranging from 0% to 200% of the amount of initial incentive stock units granted. The incentive stock units included in the table below represent the number of incentive stock units that are expected to vest based on the Company’s estimate for meeting those established performance targets. As of September 30, 2018, the Company estimates that it will achieve 71%, 81% and 91% of the goals for the incentive stock awards expected to vest based on performance for the three-year periods ending December 31, 2018, 2019, and 2020, respectively, and has recorded incentive compensation expense accordingly. If our estimate of the number of these incentive stock units expected to vest changes in a future accounting period, cumulative compensation expense could increase or decrease and will be recognized in the current period for the elapsed portion of the vesting period and would change future expense for the remaining vesting period.
Compensation expense for the non-vested restricted stock and incentive stock units is based on the average of the high and low Wabtec stock price on the date of grant and recognized over the applicable vesting period.
The following table summarizes the restricted stock activity and related information for the 2011 Plan, the 2000 Plan and the Directors Plan, and incentive stock units activity for the 2011 Plan and the 2000 Plan with related information for the nine months ended September 30, 2018:

	Restricted Stock and Units	Incentive Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2017	399,000	327,333	$78.76
Granted	223,990	175,100	73.76
Vested	(143,327)	(93,312)	81.42
Adjustment for incentive stock awards expected to vest	—	(3,934)	73.40
Canceled	(28,643)	(25,775)	78.80
Outstanding at September 30, 2018	451,020	379,412	75.62

12.   STOCK-BASED COMPENSATION PLANS

As of December 31, 2017, the Company maintains employee stock-based compensation plans for stock options, restricted stock, and incentive stock units as governed by the 2011 Stock Incentive Compensation Plan, as amended and restated (the “2011 Plan”) and the 2000 Stock Incentive Plan, as amended (the “2000 Plan”).  The 2011 Plan has a term through May 10, 2027 and as of December 31, 2017 the number of shares available for future grants under the 2011 Plan was 3,192,453 shares, which includes remaining shares to grant under the 2000 Plan.  The amendment and restatement of the 2011 Plan was approved by stockholders of Wabtec on May 10, 2017. The Company also maintains a 1995 Non-Employee Directors’ Fee and Stock Option Plan as amended and restated (“the Directors Plan”).  The amendment and restatement of the Directors Plan was approved by stockholders of Wabtec on May 10, 2017.  The Directors Plan, as amended, authorizes a total of 1,000,000 shares of Common Stock to be issued. Under the Directors Plan options issued become exercisable over a three-year vesting period and expire ten years from the date of grant and restricted stock issued under the plan vests one year from the date of grant. As compensation for directors’ fees for the years ended December 31, 2017, 2016 and 2015, the Company issued a total of 16,500, 16,972 and 11,256 shares of restricted stock to non-employee directors. The total number of shares issued under the plan as of December 31, 2017 was 881,192 shares.

Stock-based compensation expense for all of the plans was $21.3 million, $20.8 million and $26.0 million for the years ended December 31, 2017, 2016 and 2015, respectively. The Company recognized associated tax benefits related to the stock-based compensation plans of $8.9 million, $14.9 million and $15.3 million for the respective periods. Included in the stock-based compensation expense for 2017 above is $1.7 million of expense related to stock options, $7.0 million related to non-vested restricted stock, $4.6 million related to restricted stock units, $6.5 million related to incentive stock units and $1.5 million related to units issued for Directors’ fees. At December 31, 2017, unamortized compensation expense related to those stock options, non-vested restricted shares and incentive stock units expected to vest totaled $24.6 million and will be recognized over a weighted average period of 1.2 years.

Stock Options Stock options are granted to eligible employees and directors at the fair market value, which is the average of the high and low Wabtec stock price on the date of grant. Under the 2011 Plan and the 2000 Plan, options become exercisable over a four year vesting period and expire 10 years from the date of grant.

The following table summarizes the Company’s stock option activity and related information for the 2011 Plan, the 2000 Plan and Directors Plan for the years ended December 31:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic value (in thousands)
Outstanding at December 31, 2014	1,147,558	$28.33	5.5	$67,205
Granted	84,675	87.35		1,375
Exercised	(124,156)	26.70		(5,516)
Canceled	(10,754)	65.22		(64)
Outstanding at December 31, 2015	1,097,323	$32.70	4.8	$42,154
Granted	94,115	61.39		2,035
Exercised	(83,790)	25.58		(4,813)
Canceled	(8,825)	71.47		(102)
Outstanding at December 31, 2016	1,098,823	$35.39	4.3	$52,332
Granted	65,522	86.91		—
Exercised	(166,838)	21.37		(10,020)
Canceled	(13,995)	76.89		(64)
Outstanding at December 31, 2017	983,512	$40.62	4.0	$40,137
Exercisable at December 31, 2017	802,609	$32.52	3.3	$36,848

Options outstanding at December 31, 2017 were as follows:

	Number of Options	Weighted Average Exercise Price of Options	Weighted Average Remaining Contractual	Number of Options Currently	Weighted Average Exercise Price of Options Currently
Range of exercise prices	Outstanding	Outstanding	Life	Exercisable	Exercisable
Under $15.00	180,000	$14.50	1.1	180,000	$14.50
15.00 - 23.00	193,701	18.77	1.3	193,701	18.77
23.00 - 30.00	136,924	28.75	2.8	136,924	28.75
30.00 - 38.00	94,496	35.24	4.1	94,496	35.24
Over 38.00	378,391	69.86	7.0	197,488	63.72
	983,512	$40.62		802,609	$32.52

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	For the year ended December 31,
	2017	2016	2015
Dividend yield	0.23%	0.26%	0.14%
Risk-free interest rate	2.2%	1.5%	1.8%
Stock price volatility	23.4%	26.9%	27.3%
Expected life (years)	5.0	5.0	5.0
Weighted average fair value of options granted during the year	$20.69	$14.96	$24.41

The dividend yield is based on the Company’s dividend rate and the current market price of the underlying common stock at the date of grant. Expected life in years is determined from historical stock option exercise data. Expected volatility is based on the historical volatility of the Company’s stock. The risk-free interest rate is based on the 7 years U.S. Treasury bond rates for the expected life of the option.

Restricted Stock and Incentive Stock  Beginning in 2006 the Company adopted a restricted stock program. As provided for under the 2011 and 2000 Plans, eligible employees are granted restricted stock that generally vests over four years from the date of grant. Under the Directors Plan, restricted stock units vest one year from the date of grant.

In addition, the Company has issued incentive stock units to eligible employees that vest upon attainment of certain cumulative three-year performance goals. Based on the Company’s performance for each three year period then ended, the incentive stock units can vest and be awarded ranging from 0% to 200% of the initial incentive stock units granted. The incentive stock units included in the table below represent the number of shares that are expected to vest based on the Company’s estimate for meeting those established performance targets. As of December 31, 2017, the Company estimates that it will achieve 84%, 77% and 91% for the incentive stock units expected to vest based on performance for the three year periods ending December 31, 2017, 2018, and 2019, respectively, and has recorded incentive compensation expense accordingly. If our estimate of the number of these stock units expected to vest changes in a future accounting period, cumulative compensation expense could increase or decrease and will be recognized in the current period for the elapsed portion of the vesting period and would change future expense for the remaining vesting period.

Compensation expense for the non-vested restricted stock and incentive stock units is based on the closing price of the Company’s common stock on the date of grant and recognized over the applicable vesting period.

The following table summarizes the restricted stock activity and related information for the 2011 Plan, the 2000 Plan, and Directors Plan, and incentive stock units activity and related information for the 2011 Plan and the 2000 Plan with related information for the years ended December 31:

	Restricted Stock and Units	Incentive Stock Awards	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2014	438,543	791,608	$47.97
Granted	113,945	126,050	87.90
Vested	(182,776)	(433,932)	37.76
Adjustment for incentive stock awards expected to vest	—	65,666	57.57
Canceled	(12,827)	(7,754)	67.05
Outstanding at December 31, 2015	356,885	541,638	$65.89
Granted	212,600	167,850	66.03
Vested	(159,975)	(236,591)	51.80
Adjustment for incentive stock awards expected to vest	—	(38,164)	74.42
Canceled	(13,215)	(9,983)	71.84
Outstanding at December 31, 2016	396,295	424,750	$72.18
Granted	153,516	157,025	86.66
Vested	(137,088)	(153,271)	70.34
Adjustment for incentive stock awards expected to vest	—	(87,592)	73.69
Canceled	(13,723)	(13,579)	76.61
Outstanding at December 31, 2017	399,000	327,333	$78.76